Vanguard® Consumer Staples Index Fund
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Beverages (24.4%)
	Coca-Cola Co.	11,384,732	724,183
	PepsiCo Inc.	3,815,671	707,845
	Constellation Brands Inc. Class A	552,392	142,158
*	Monster Beverage Corp.	1,343,458	138,188
	Keurig Dr Pepper Inc.	2,635,477	101,914
	Brown-Forman Corp. Class B	1,070,781	78,189
	Molson Coors Beverage Co. Class B	716,243	39,472
*	Celsius Holdings Inc.	204,833	22,806
*	Boston Beer Co. Inc. Class A	48,246	18,544
	Coca-Cola Consolidated Inc.	30,625	15,061
	MGP Ingredients Inc.	119,502	14,945
	National Beverage Corp.	209,545	10,798
*	Duckhorn Portfolio Inc.	478,300	7,682
*	Vita Coco Co. Inc.	175,877	2,082
*,1	Vintage Wine Estates Inc.	393,907	1,308
			2,025,175
Food & Staples Retailing (23.2%)
	Costco Wholesale Corp.	1,212,572	653,879
	Walmart Inc.	4,052,772	617,723
	Sysco Corp.	1,702,070	147,246
	Kroger Co.	2,367,746	116,469
	Walgreens Boots Alliance Inc.	2,507,392	104,057
*	BJ's Wholesale Club Holdings Inc.	552,201	41,548
*	Performance Food Group Co.	628,792	38,344
	Casey's General Stores Inc.	149,608	36,358
*	US Foods Holding Corp.	839,511	30,709
*	Sprouts Farmers Market Inc.	589,574	20,240
*	United Natural Foods Inc.	366,085	17,455
*	Grocery Outlet Holding Corp.	491,258	14,870
	Ingles Markets Inc. Class A	129,061	13,048
	Weis Markets Inc.	149,393	13,029
	Albertsons Cos. Inc. Class A	598,739	12,544
	PriceSmart Inc.	175,257	12,450
*	Chefs' Warehouse Inc.	299,508	11,636
	SpartanNash Co.	335,201	11,011
	Andersons Inc.	276,720	10,654
			1,923,270
Food Products (21.2%)
	Mondelez International Inc. Class A	4,524,153	305,878
	Archer-Daniels-Midland Co.	1,870,637	182,387
	General Mills Inc.	2,021,734	172,454
	Hershey Co.	497,585	117,017

		Shares	Market Value ($000)
	Kraft Heinz Co.	2,495,889	98,213
	McCormick & Co. Inc.	863,740	73,573
	Tyson Foods Inc. Class A	1,006,557	66,715
	Kellogg Co.	903,070	65,879
	Conagra Brands Inc.	1,732,700	65,808
	J M Smucker Co.	390,217	60,097
	Bunge Ltd.	545,676	57,209
	Hormel Foods Corp.	1,076,898	50,614
	Lamb Weston Holdings Inc.	550,834	47,868
*	Darling Ingredients Inc.	605,474	43,491
	Campbell Soup Co.	795,264	42,682
	Ingredion Inc.	278,280	27,263
	Flowers Foods Inc.	865,366	26,004
*	Post Holdings Inc.	245,617	22,992
	Lancaster Colony Corp.	104,758	21,700
*	Hostess Brands Inc. Class A	748,321	19,756
*	Freshpet Inc.	290,085	19,442
*	Simply Good Foods Co.	466,860	18,628
*	TreeHouse Foods Inc.	325,136	16,072
	Cal-Maine Foods Inc.	263,791	15,374
	J & J Snack Foods Corp.	93,142	15,277
	Utz Brands Inc.	586,817	11,185
*	Hain Celestial Group Inc.	546,834	10,248
	John B Sanfilippo & Son Inc.	113,280	9,594
*	Pilgrim's Pride Corp.	364,682	9,540
	Fresh Del Monte Produce Inc.	343,514	9,508
	Tootsie Roll Industries Inc.	205,052	9,217
[1]	B&G Foods Inc.	639,769	8,496
*,1	Beyond Meat Inc.	579,674	8,457
*	Mission Produce Inc.	523,974	8,326
	Calavo Growers Inc.	200,661	7,015
*	Sovos Brands Inc.	384,716	5,536
*	Benson Hill Inc.	1,437,687	4,471
*	Vital Farms Inc.	258,751	3,692
*,1	Tattooed Chef Inc.	626,028	945
			1,758,623
Household Products (19.0%)
	Procter & Gamble Co.	6,863,627	1,023,779
	Colgate-Palmolive Co.	2,630,324	203,798
	Kimberly-Clark Corp.	1,125,668	152,674
	Church & Dwight Co. Inc.	852,665	69,808
	Clorox Co.	373,665	55,545
	Energizer Holdings Inc.	418,030	14,251
	Reynolds Consumer Products Inc.	422,071	13,489
	Spectrum Brands Holdings Inc.	241,667	12,874
	WD-40 Co.	74,653	12,504
*	Central Garden & Pet Co. Class A	302,185	11,806
*	Central Garden & Pet Co.	127,752	5,244
			1,575,772
Personal Products (3.8%)
	Estee Lauder Cos. Inc. Class A	758,766	178,909
*	elf Beauty Inc.	361,932	19,892
*	BellRing Brands Inc.	771,772	19,225
*	Coty Inc. Class A	1,923,584	15,139
	Inter Parfums Inc.	156,202	14,884
	Edgewell Personal Care Co.	321,860	13,908
	Nu Skin Enterprises Inc. Class A	300,837	12,548

		Shares	Market Value ($000)
*	Herbalife Nutrition Ltd.	637,958	11,177
	Medifast Inc.	84,225	10,616
*	Beauty Health Co.	826,101	8,881
*	USANA Health Sciences Inc.	137,704	7,579
*	Veru Inc.	812,392	4,614
			317,372
Tobacco (8.2%)
	Philip Morris International Inc.	3,749,613	373,724
	Altria Group Inc.	5,908,596	275,222
	Vector Group Ltd.	1,028,279	11,414
	Universal Corp.	199,744	11,368
	Turning Point Brands Inc.	192,746	4,244
			675,972
Total Common Stocks (Cost $7,176,007)			8,276,184
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 3.877% (Cost $10,846)	108,511	10,850
Total Investments (99.9%) (Cost $7,186,853)			8,287,034
Other Assets and Liabilities—Net (0.1%)			5,745
Net Assets (100.0%)			8,292,779
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,553,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $10,850,000 was received for securities on loan, of which $10,846,000 is held in Vanguard Market Liquidity Fund and $4,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Clorox Co.	8/31/23	BANA	8,919	(3.776)	43	—
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,276,184	—	—	8,276,184
Temporary Cash Investments	10,850	—	—	10,850
Total	8,287,034	—	—	8,287,034
Derivative Financial Instruments
Assets
Swap Contracts	—	43	—	43